COMMITMENTS AND CONTINGENCIES (Details)	Mar. 31, 2021 USD ($)
Maximum [Member]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 1,995,000
Minimum [Member]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 94,000